Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Key Inputs Into Option Model for Private Placement Warrants and Public Warrants
The key inputs into the option model for the Private Placement Warrants and Public Warrants were as follows for the relevant periods:

	As of
	January 20, 2021	June 30, 2021*
Implied volatility/Volatility	20.0%	—
Risk-free interest rate	0.53%	—
Warrant exercise price	$11.50	$11.50
Expected term	5.5	5.3

*	Volatility and risk-free rate were not utilized in computation.

Schedule of Changes in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private placement warrants	Public warrants	Total warrant liabilities
Fair value at January 20, 2021	$9,955,000	$16,290,000	$26,245,000
Change in fair value	(2,255,000)	(3,690,000)	(5,945,000)
Fair value at June 3 0 , 2021	7,700,000	12,600,000	$20,300,000

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments and cash held in Trust Account	$450,018,248	$450,018,248	$—	$—
Public warrants	12,600,000	—	12,600,000	—
Private placement warrants	7,700,000	—	7,700,000	—

Total	$470,318,248	$450,018,248	$20,300,000	$—